Commitments and Contingencies	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on March 2, 2021, the holders of the Founder Shares and the holders of the Private Units (and underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the holders of the Founder Shares and the holders of the Private Units may not exercise demand or piggyback rights after seven (7) years from the effective date of the Initial Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement with Roth Capital Partners, LLC (“Roth”) and Craig-Hallum Capital Group LLC (“Craig-Hallum”), the underwriters in the Initial Public Offering, to act as advisors in connection with a Business Combination, including assisting in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, holding meetings with the stockholders to discuss the Business Combination and the target’s attributes, introducing the Company to potential investors to purchase its securities in connection with the Business Combination, assisting in obtaining stockholder approval for the Business Combination, and assisting with relevant financial analysis, presentations, press releases and filings related to the Business Combination. The Company will pay Roth and Craig-Hallum a marketing fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering, or $4,025,000. Roth and Craig-Hallum will not be entitled to such fee unless the Company consummates a Business Combination.

Business Combination Agreement

On June 16, 2021, (i) the Company, (ii) Blocker Merger Sub, (iii) the Blocker, (iv) Company Merger Sub, (v) QualTek, and (vi) the Equityholder Representative, entered into the Business Combination Agreement. Pursuant to the terms of the Business Combination Agreement, (i) Blocker Merger Sub will be merged with and into the Blocker, with the Blocker surviving as a wholly owned subsidiary of the Company, (ii) immediately thereafter, the Blocker will be merged with and into the Company, with the Company as the surviving company, and (iii) immediately thereafter, Company Merger Sub will be merged with and into QualTek, with QualTek as the surviving company.

The Business Combination Agreement contains customary representations and warranties, covenants, and closing conditions.

Consideration

Subject to the terms and conditions of the Business Combination Agreement, as a result of the Business Combination, the consideration payable or issuable to the owners of such equity interests in the Blocker (“Blocker Owners”) and the equityholders of QualTek other than the Blocker (the “Flow-Through Sellers”) is set forth below.

Blocker Owner Consideration

The consideration to be received by the Blocker Owners at the Closing will consist of (i) 11,923,940 shares of Class A Common Stock with 3,642,750 shares of Class A Common Stock to be received by BCP AIV Investor Holdings-3, L.P., 4,184,290 shares of Class A Common Stock to be received by BCP Strategic AIV Investor Holdings-2, L.P., and 4,096,901 shares of Class A Common Stock to be received by BCP QualTek Investor Holdings L.P. and (ii) 2,274,934 Blocker Owner Earnout Shares (as defined herein) with 626,123 Blocker Owner Earnout Shares to be received by BCP AIV Investor Holdings-3, L.P., 719,230 Blocker Owner Earnout Shares to be received by BCP Strategic AIV Investor Holdings-2, L.P., and 929,582 Blocker Owner Earnout Shares to be received by BCP QualTek Investor Holdings L.P.

Flow-Through Seller Consideration

The consideration to be received by each Flow-Through Seller at the Closing will consist of:

●	18,764,898 Common Units, with 4,825,893 Common Units to be received by BCP QualTek Management LLC, 11,780,782 Common Units to be received by BCP QualTek, LLC and 2,158,223 Common Units to be received by BCP QualTek II, LLC;
●	18,764,898 shares of Class B Common Stock, with 4,825,893 shares of Class B Common Stock to be received by BCP QualTek Management LLC, 11,780,782 shares of Class B Common Stock to be received by BCP QualTek, LLC and 2,158,223 shares of Class B Common Stock to be received by BCP QualTek II, LLC;
●	3,836,177 Earnout Common Units, with 1,157,803 Earnout Common Units to be received by BCP QualTek Management LLC, 2,678,374 Earnout Common Units to be received by BCP QualTek, LLC and 0 Earnout Common Units to be received by BCP QualTek II, LLC; and
●	3,836,177 Earnout Voting Shares, with 1,157,803 Earnout Voting Shares to be received by BCP QualTek Management LLC, 2,678,374 Earnout Voting Shares to be received by BCP QualTek, LLC and 0 Earnout Common Units to be received by BCP QualTek II, LLC.

No fractional shares will be issued pursuant to the Business Combination Agreement. In lieu of any fractional shares that would otherwise be issuable to any Blocker Owner or Flow-Through Seller, the Company will pay to such Blocker Owner or Flow-Through Seller, as applicable, cash (rounded up to the nearest cent) in an amount equal to such fraction multiplied by $10.00.

The Earnout Shares and Earnout Common Units

In connection with the Closing, (i) 2,274,934 shares of Class A Common Stock issued to the Blocker Owners (the “Blocker Owner Earnout Shares”), (ii) 3,836,177 Common Units issued to the Flow-Through Sellers (the “Earnout Common Units”) and (iii) an equal number of shares of Class B Common Stock issued to the Flow-Through Sellers by the Company in connection with the Business Combination (the “Earnout Voting Shares,” and together with the Blocker Owner Earnout Shares, the “Earnout Shares”), will be subject to certain restriction on transfer and voting and potential forfeiture pending the achievement (if any) of the following earnout targets pursuant to the terms of the Business Combination Agreement:

●	if, on or any time prior to the fifth anniversary of the date of the Closing, the closing sale price per share of Class A Common Stock equals or exceeds $15.00 per share for 20 trading days of any 30 consecutive trading day period following the Closing, 50% of the Earnout Shares and Earnout Common Units will be earned and no longer subject to the applicable restrictions on transfer and voting; and
●	if, on or any time prior to the fifth anniversary of the date of the Closing, the closing sale price per share of Class A Common Stock equals or exceeds $18.00 per share for 20 trading days of any 30 consecutive trading day period following the Closing, 50% of the Earnout Shares and Earnout Common Units will be earned and no longer subject to the applicable restrictions on transfer and voting.

Pre-PIPE Convertible Notes Offering

In connection with the Business Combination, accredited investors (each a “Pre-PIPE Investor”) have purchased convertible notes of QualTek, as issuer (the “Notes Issuer”), in an aggregate principal amount of $44.4 million (the “Pre-PIPE Notes”) in a private placement, issuable pursuant to Note Purchase Agreements (the “Note Purchase Agreements”), among the Notes Issuer, ROCR and the Pre-PIPE Investors (the “Pre-PIPE Investment”). The Pre-PIPE Notes are senior unsecured unsubordinated obligations of the Notes Issuer and are not transferable without the consent of the Notes Issuer (other than customary exceptions for transfers to affiliates). The Notes Issuer intends to use the proceeds from the sale of the Pre-PIPE Notes for general working capital or to fund acquisitions of accretive business targets.

Unless earlier converted or redeemed in accordance with the terms of the Pre-PIPE Notes, the Pre-PIPE Notes have a perpetual maturity. The Pre-PIPE Notes will not bear interest and are subject to certain customary information rights.

Pursuant to the current terms of the Pre-PIPE Notes, upon consummation of the Merger, the Pre-PIPE Notes will automatically convert into Class A Common Stock of the Company at $8.00 per share, subject to certain adjustments. However, the Note Purchase Agreements provide that the parties will use commercially reasonable efforts to amend the Pre-PIPE Notes and any other agreements deemed necessary such that upon the consummation of the Business Combination, the Pre-PIPE Notes automatically convert into Common Units of the Company (along with a corresponding number of shares of Class B Common Stock of the Company) in lieu of converting into Class A Common Stock. The number of Common Units and Class B Common Stock will be equal to the quotient that results from dividing the aggregate principal amount of the Note by $8.00, subject to certain adjustments.

PIPE Subscription Agreements

In connection with the Merger, the Company has obtained commitments from certain accredited investors (each a “Subscriber”) to purchase shares of Class A Common Stock which will be issued in connection with the closing of the Merger (the “PIPE Shares”), for an aggregate cash amount of $66.1 million at a purchase price of $10.00 per share, in a private placement (the “PIPE Investment”). Certain offering-related expenses are payable by the Company, including customary fees payable to the placement agents, Roth Capital Partners, LLC and Craig-Hallum, aggregating $5,150,000. Such commitments are being made by way of the subscription agreements, by and between each Subscriber and the Company (collectively, the “Subscription Agreements”). The purpose of the sale of the PIPE Shares is to raise additional capital for use in connection with the Business Combination and to meet the minimum cash requirements provided in the Business Combination Agreement. The PIPE Shares are identical to the shares of Class A Common Stock that will be held by the Company’s public stockholders at the time of the closing of the Business Combination, except that the PIPE Shares will not be entitled to any redemption rights and will not be registered with the SEC at closing of the Business Combination.

Note 6 — Commitments

Registration Rights

The holders of the Founder Shares, as well as the holders of the Private Units (and underlying securities), will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, they may not exercise demand or piggyback rights after five (5) and seven (7) years, respectively, from the effective date of the Proposed Public Offering and may not exercise demand rights on more than one occasion in respect of all registrable securities.

Underwriting Agreement

The Company will grant the underwriters a 45-day option from the date of Proposed Public Offering to purchase up to 1,500,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of 2.0% of the gross proceeds of the Proposed Public Offering, or $2,000,000 (or up to $2,300,000 if the underwriters’ over-allotment is exercised in full).

Business Combination Marketing Agreement

The Company will engage Roth Capital Partners, LLC (“Roth”) and Craig-Hallum Capital Group LLC (“Craig-Hallum”), the underwriters in the Proposed Public Offering, as advisors in connection with its Business Combination Business combination to assist in the transaction structuring and negotiation of a definitive purchase agreement with respect to the Business Combination, holding meetings with the stockholders to discuss the Business Combination and the target’s attributes, introducing the Company to potential investors to purchase its securities in connection with the Business Combination, assisting in obtaining stockholder approval for the Business Combination, and assisting with financial analysis, presentations, press releases and filings related to the Business Combination. The Company will pay Roth and Craig-Hallum a marketing fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Proposed Public Offering, including any proceeds from the full or partial exercise of the underwriters’ over-allotment option. As a result, Roth and Craig-Hallum will not be entitled to such fee unless the Company consummates a Business Combination.

BCP QUALTEK HOLDCO, LLC
COMMITMENTS

Note 12.   Commitments and Contingencies

Litigation:   From time to time, we are subject to certain legal proceedings and claims arising in the ordinary course of business. These matters are subject to many uncertainties, and it is possible that some of these matters ultimately could be decided, resolved or settled in a manner that could have an adverse effect on us. Although the resolution and amount of liability cannot be predicted with certainty, it is the opinion of management, based on information available at this time, that such legal proceedings and claims are not expected to have a material effect on the Company’s financial position, results of operations, and cash flows.

Operating leases:   The Company has entered into non-cancellable operating leases for various vehicles, equipment, office and warehouse facilities, which contain provisions for future rent increases or rent-free periods. The total amount of rental payments due over the lease terms is charged to rent expense on the straight-line method over the respective term of the lease. The leases expire at various dates through the year 2031. In addition, the agreements generally require the Company to pay executory costs (real estate taxes, insurance, and repairs). Rent expense totaled $7,517 thousand and $7,686 thousand for the nine months ended October 2, 2021 and October 3, 2020, respectively. The Company leases two of its locations from lessors who are partially owned by members of the Company. The rent expense related to these leases totaled $503 thousand and $393 thousand for the nine months ended October 2, 2021 and October 3, 2020, respectively.

Note 11.     Commitments and Contingencies

Litigation:     From time to time, we are subject to certain legal proceedings and claims arising in the ordinary course of business. These matters are subject to many uncertainties, and it is possible that some of these matters ultimately could be decided, resolved or settled in a manner that could have an adverse effect on us. Although the resolution and amount of liability cannot be predicted with certainty, it is the opinion of management, based on information available at this time, that such legal proceedings and claims are not expected to have a material effect on the Company’s financial position, results of operations, and cash flows.

Operating leases:     The Company has entered into non-cancellable operating leases for various vehicles, equipment, office and warehouse facilities, which contain provisions for future rent increases or rent- free periods. The total amount of rental payments due over the lease terms is charged to rent expense on the straight-line method over the respective term of the lease. The leases expire at various dates through the year 2031. In addition, the agreements generally require the Company to pay executory costs (real estate taxes, insurance, and repairs). Rent expense totaled $12.4 million and $7.8 million for the years ended December 31, 2020 and 2019, respectively. The Company leases two of its locations from lessors who are partially owned by members of the Company. During the years ended December 31, 2020 and 2019, the Company had $681 thousand and $488 thousand, respectively, of rent expense related to these leases.

The following is a schedule by year of future minimum rental payments required under the operating lease agreements (in thousands):

Years ending December 31:
2021	$9,673
2022	8,048
2023	5,807
2024	3,534
2025	1,689
Thereafter	6,468
$35,219